PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes – 99.3% of Net Assets
	ABS Car Loan – 10.8%
$160,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.700%, 1/17/2023(a)	$161,380
16,607	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021(a)	16,612
52,138	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/08/2021(a)	52,096
115,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024(a)	118,825
20,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	20,154
130,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	130,100
51,321	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A(a)	51,363
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	104,062
105,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	105,066
55,000	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	55,254
120,000	CarMax Auto Owner Trust, Series 2018-2, Class A4, 3.160%, 7/17/2023(a)	123,138
15,000	Carmax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024	15,083
85,000	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A(b)(c)	85,000
55,628	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	55,746
100,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A(a)	101,276
130,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023(a)	131,934
5,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	5,047
39,886	DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022, 144A(a)	39,926
20,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	20,259
35,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	35,686
35,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	35,519
23,522	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A(a)	23,539
55,300	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A(a)	55,443
30,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	30,312
10,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023, 144A	10,048

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$44,058	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A(a)	$44,049
36,223	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A(a)	36,392
44,056	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.890%, 3/15/2024, 144A(a)	44,410
3,806	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A(a)	3,806
65,000	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A(a)	65,532
35,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	36,073
70,000	Ford Credit Auto Owner Trust, Series 2019-B, Class A2A, 2.350%, 2/15/2022	70,105
80,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024(a)	81,503
100,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A(a)	101,636
55,641	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A(a)	55,794
35,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	35,610
78,425	GLS Auto Receivables Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A(a)	78,903
110,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	111,027
55,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	55,328
80,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.810%, 4/15/2021, 144A(a)	80,271
125,000	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A	125,407
60,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/2023(a)	60,694
30,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	30,483
50,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	50,916
20,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class A3, 3.000%, 12/15/2022	20,148
60,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	60,010
45,000	USAA Auto Owner Trust, Series 2019-1, Class A3, 2.160%, 7/17/2023	45,124
20,000	Westlake Automobile Receivables Trust, Series 18-2A, Class B, 3.200%, 1/16/2024, 144A	20,100
70,858	Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.700%, 10/17/2022, 144A(a)	70,900
17,102	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.980%, 1/18/2022, 144A	17,147
25,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	25,246
100,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	100,516

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$110,000	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	$111,183
60,000	World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.830%, 7/15/2021(a)	60,281

		3,281,462

	ABS Credit Card – 3.3%
100,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	102,455
230,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	230,434
265,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 2.374%, 1/20/2025(a)(d)	265,348
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025(a)	99,841
185,000	World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/16/2024(a)	187,300
110,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	109,927

		995,305

	ABS Other – 1.3%
30,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 2.648%, 9/25/2023, 144A(d)	30,037
100,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	101,071
59,455	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	59,936
100,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A(a)	100,849
105,062	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A(a)	106,134

		398,027

	ABS Student Loan – 0.4%
46,181	Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 2.530%, 2/18/2042, 144A(a)	46,215
60,898	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	61,410

		107,625

	Aerospace & Defense – 0.7%
110,000	General Dynamics Corp., 2.875%, 5/11/2020(a)	110,573
60,000	General Dynamics Corp., 3.000%, 5/11/2021(a)	61,051
55,000	Textron, Inc., 7.250%, 10/01/2019	55,000

		226,624

	Agency Commercial Mortgage-Backed Securities – 0.0%
12,817	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.249%, 9/25/2022(a)(d)	12,792

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Airlines – 0.5%
$150,000	Delta Air Lines, Inc., 2.600%, 12/04/2020	$150,266

	Automotive – 6.0%
150,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020(a)	149,985
120,000	American Honda Finance Corp., MTN, 2.150%, 9/10/2024	119,488
135,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	135,498
200,000	BMW Finance NV, 2.250%, 8/12/2022, 144A(a)	200,261
60,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A(a)	59,727
60,000	BMW U.S. Capital LLC, 3.400%, 8/13/2021, 144A(a)	61,474
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	57,196
150,000	Daimler Finance North America LLC, 3.700%, 5/04/2023, 144A(a)	156,633
95,000	General Motors Co., 3-month LIBOR + 0.900%, 3.034%, 9/10/2021(d)	94,912
10,000	Harley-Davidson Financial Services, Inc., 3-month LIBOR + 0.940%, 3.078%, 3/02/2021, 144A(d)	10,011
15,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	15,294
40,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	41,255
95,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	95,186
135,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	136,023
110,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A(a)	109,880
105,000	Nissan Motor Acceptance Corp., 3.150%, 3/15/2021, 144A(a)	106,010
15,000	PACCAR Financial Corp., MTN, 2.000%, 9/26/2022	15,020
110,000	PACCAR Financial Corp., MTN, 2.800%, 3/01/2021(a)	111,328
60,000	Toyota Motor Credit Corp., GMTN, 2.200%, 1/10/2020(a)	60,036
75,000	Toyota Motor Credit Corp., GMTN, 3.050%, 1/08/2021(a)	76,126

		1,811,343

	Banking – 15.2%
135,000	American Express Co., 3.700%, 11/05/2021(a)	139,384
210,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	214,195
110,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	112,182

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$70,000	Bank of Montreal, MTN, 2.500%, 6/28/2024	$70,743
65,000	Bank of Montreal, MTN, 2.900%, 3/26/2022(a)	66,249
70,000	Bank of Montreal, Series D, 3.100%, 4/13/2021(a)	71,201
275,000	Bank of New York Mellon (The), 3-month LIBOR + 0.280%, 2.413%, 6/04/2021(a)(d)	275,110
50,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021(a)	50,292
100,000	BB&T Corp., MTN, 2.150%, 2/01/2021(a)	100,164
135,000	BB&T Corp., MTN, 3.050%, 6/20/2022(a)	138,304
20,000	Canadian Imperial Bank of Commerce, 2.700%, 2/02/2021(a)	20,190
135,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023	135,829
105,000	Capital One Financial Corp., 3.200%, 1/30/2023(a)	107,758
15,000	Capital One Financial Corp., 3.750%, 3/09/2027	15,745
230,000	Citigroup, Inc., 2.450%, 1/10/2020(a)	230,156
90,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	91,640
30,000	Comerica, Inc., 3.700%, 7/31/2023	31,498
75,000	Commonwealth Bank of Australia, 3.450%, 3/16/2023, 144A(a)	78,338
25,000	Fifth Third Bancorp, 2.600%, 6/15/2022	25,268
45,000	Goldman Sachs Bank USA, 3.200%, 6/05/2020(a)	45,343
225,000	Goldman Sachs Group, Inc. (The), 3-month LIBOR + 1.200%, 3.319%, 9/15/2020(a)(d)	226,734
245,000	JPMorgan Chase & Co., 2.750%, 6/23/2020(a)	246,086
25,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	25,581
65,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023(a)	66,584
200,000	Lloyds Bank PLC, 2.250%, 8/14/2022(a)	199,506
65,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	65,671
100,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	101,250
160,000	Royal Bank of Canada, GMTN, 2.125%, 3/02/2020(a)	160,107
110,000	Royal Bank of Canada, GMTN, 2.800%, 4/29/2022(a)	112,006

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$85,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	$87,202
145,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	149,072
200,000	Santander UK PLC, 3-month LIBOR + 0.660%, 2.818%, 11/15/2021(a)(d)	200,231
150,000	State Street Corp., 1.950%, 5/19/2021(a)	150,017
110,000	SunTrust Bank, (fixed rate to 1/29/2020, variable rate thereafter), 2.590%, 1/29/2021(a)	110,092
95,000	SunTrust Bank, (fixed rate to 10/26/2020, variable rate thereafter), 3.525%, 10/26/2021(a)	96,335
70,000	SunTrust Banks, Inc., 2.700%, 1/27/2022	70,782
20,000	Synchrony Financial, 2.850%, 7/25/2022	20,168
15,000	Synchrony Financial, 4.375%, 3/19/2024	15,917
110,000	Toronto Dominion Bank (The), GMTN, 2.550%, 1/25/2021(a)	110,833
40,000	Toronto Dominion Bank (The), MTN, 3.250%, 6/11/2021	40,841
135,000	U.S. Bancorp, 2.400%, 7/30/2024	136,736
165,000	Westpac Banking Corp., 2.650%, 1/25/2021(a)	166,260
25,000	Westpac Banking Corp., 2.800%, 1/11/2022	25,431

		4,603,031

	Brokerage – 0.2%
55,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	56,020
15,000	Charles Schwab Corp. (The), 3.250%, 5/21/2021	15,309

		71,329

	Building Materials – 0.8%
10,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	10,075
120,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.800%, 5/22/2020(d)	120,165
110,000	Vulcan Materials Co., 3-month LIBOR + 0.650%, 2.782%, 3/01/2021(d)	110,091

		240,331

	Cable Satellite – 0.6%
145,000	Comcast Corp., 3.450%, 10/01/2021(a)	149,326
30,000	DISH DBS Corp., 5.000%, 3/15/2023	30,309

		179,635

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Chemicals – 0.9%
$55,000	Cabot Corp., 4.000%, 7/01/2029	$57,609
65,000	Dow Chemical Co. (The), 3.150%, 5/15/2024, 144A	66,672
35,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	35,644
50,000	Ecolab, Inc., 4.350%, 12/08/2021	52,404
70,000	Methanex Corp., 5.250%, 12/15/2029	70,283

		282,612

	Collateralized Mortgage Obligations – 4.5%
10,134	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)	10,179
24,783	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 2.809%, 9/20/2062(a)(b)(c)(d)	24,672
127,031	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	126,407
150,506	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(a)	150,113
235,336	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(a)	236,986
54,293	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 2.809%, 5/20/2066(a)(d)	54,370
366,943	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.479%, 10/20/2067(a)(d)	366,590
146,540	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.429%, 10/20/2064(a)(d)	146,316
102,063	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 2.529%, 9/20/2068(a)(d)	101,783
62,193	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.629%, 10/20/2068(a)(d)	62,106
88,774	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 2.830%, 4/20/2069(a)(d)	88,645

		1,368,167

	Construction Machinery – 1.5%
85,000	Caterpillar Financial Services Corp., MTN, 1.900%, 9/06/2022	84,859
155,000	Caterpillar Financial Services Corp., MTN, 2.100%, 1/10/2020(a)	155,022
40,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	40,828
100,000	John Deere Capital Corp., MTN, 2.875%, 3/12/2021	101,296
80,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	81,987

		463,992

	Consumer Cyclical Services – 1.4%
155,000	eBay, Inc., 2.150%, 6/05/2020	155,047

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – continued
$75,000	Expedia Group, Inc., 3.250%, 2/15/2030, 144A	$74,786
105,000	Prime Security Services Borrower LLC/Prime Finance Inc., 5.750%, 4/15/2026, 144A	109,337
70,000	Western Union Co. (The), 4.250%, 6/09/2023	73,581

		412,751

	Diversified Manufacturing – 1.2%
35,000	Honeywell International, Inc., 1.850%, 11/01/2021	34,986
85,000	Ingersoll-Rand Global Holding Co. Ltd., 2.900%, 2/21/2021	85,694
135,000	United Technologies Corp., 1.900%, 5/04/2020	134,845
55,000	United Technologies Corp., 3.650%, 8/16/2023	58,203
35,000	Wabtec Corp., 3-month LIBOR + 1.300%, 3.419%, 9/15/2021(d)	35,001

		348,729

	Electric – 6.1%
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	26,133
65,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	69,774
30,000	Ameren Corp., 2.500%, 9/15/2024	30,149
130,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	130,076
135,000	American Electric Power Co., Inc., Series I, 3.650%, 12/01/2021	139,048
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	30,731
105,000	DTE Energy Co., 1.500%, 10/01/2019	105,000
95,000	DTE Energy Co., Series B, 2.600%, 6/15/2022	95,669
5,000	Edison International, 2.125%, 4/15/2020	4,990
125,000	Eversource Energy, Series N, 3.800%, 12/01/2023(a)	132,175
70,000	Exelon Corp., 2.450%, 4/15/2021	70,157
130,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019(a)	129,648
70,000	National Rural Utilities Cooperative Finance Corp., MTN, 2.900%, 3/15/2021	70,877
105,000	Nextera Energy Capital Holding, Inc., 2.403%, 9/01/2021	105,648
115,000	PNM Resources, Inc., 3.250%, 3/09/2021	116,086
35,000	PSEG Power LLC, 3.850%, 6/01/2023	36,971

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$90,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	$89,921
30,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	30,780
90,000	Southern California Edison Co., Series A, 2.900%, 3/01/2021(a)	90,871
65,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	65,431
135,000	WEC Energy Group, Inc., 3.100%, 3/08/2022	138,020
130,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021(a)	133,634

		1,841,789

	Finance Companies – 2.4%
110,000	Air Lease Corp., 2.500%, 3/01/2021	110,319
75,000	Air Lease Corp., 3.250%, 10/01/2029	73,944
125,000	Ares Capital Corp., 4.200%, 6/10/2024	128,126
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	72,388
50,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	50,675
90,000	Avolon Holdings Funding Ltd., 5.250%, 5/15/2024, 144A	96,372
10,000	Navient Corp., 6.750%, 6/15/2026	10,250
80,000	Navient Corp., MTN, 7.250%, 1/25/2022	86,200
95,000	Springleaf Finance Corp., 6.125%, 3/15/2024	102,244

		730,518

	Financial Other – 0.6%
70,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026, 144A	73,412
110,000	ORIX Corp., 2.900%, 7/18/2022(a)	111,851

		185,263

	Food & Beverage – 1.0%
130,000	Archer-Daniels-Midland Co., 3.375%, 3/15/2022(a)	134,387
90,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	94,800
50,000	Hershey Co. (The), 2.900%, 5/15/2020(a)	50,242
10,000	Kraft Heinz Foods Co., 3-month LIBOR + 0.570%, 2.751%, 2/10/2021(d)	9,978

		289,407

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Gaming – 0.2%
$45,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	$49,569

	Healthcare – 3.1%
112,000	Becton Dickinson and Co., 3-month LIBOR + 0.875%, 2.979%, 12/29/2020(d)	112,037
85,000	Cigna Corp., 3.750%, 7/15/2023(a)	89,010
165,000	CVS Health Corp., 3.700%, 3/09/2023	171,755
10,000	Express Scripts Holding Co., 4.500%, 2/25/2026	10,921
135,000	Express Scripts Holding Co., 4.750%, 11/15/2021(a)	141,876
15,000	HCA, Inc., 4.125%, 6/15/2029	15,730
135,000	McKesson Corp., 3.650%, 11/30/2020	137,197
105,000	Tenet Healthcare Corp., 4.875%, 1/01/2026, 144A	107,756
140,000	Zimmer Biomet Holdings, Inc., 3-month LIBOR + 0.750%, 2.914%, 3/19/2021(d)	140,003

		926,285

	Independent Energy – 0.7%
105,000	EQT Corp., 3.000%, 10/01/2022	101,078
105,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	105,786

		206,864

	Integrated Energy – 0.8%
135,000	BP Capital Markets PLC, 3-month LIBOR + 0.250%, 2.382%, 11/24/2020(a)(d)	135,169
40,000	Exxon Mobil Corp., 1.902%, 8/16/2022	40,174
70,000	Total Capital International S.A., 2.218%, 7/12/2021	70,347

		245,690

	Leisure – 0.4%
135,000	Royal Caribbean Cruises Ltd., 2.650%, 11/28/2020	135,544

	Life Insurance – 4.0%
50,000	AIG Global Funding, 2.300%, 7/01/2022, 144A	50,134
80,000	American International Group, Inc., 3.300%, 3/01/2021	81,234
105,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/2023	109,592
50,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	49,915

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$115,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	$120,003
135,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	138,416
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	21,511
150,000	Metropolitan Life Global Funding I, 3.450%, 10/09/2021, 144A(a)	154,112
120,000	New York Life Global Funding, 2.000%, 4/09/2020, 144A(a)	119,992
115,000	New York Life Global Funding, 3-month LIBOR + 0.100%, 2.378%, 1/21/2020, 144A(a)(d)	115,041
135,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	139,213
90,000	Reliance Standard Life Global Funding, 3.850%, 9/19/2023, 144A(a)	94,571
10,000	Unum Group, 4.000%, 6/15/2029	10,395

		1,204,129

	Lodging – 0.4%
130,000	Marriott International, Inc., Series Y, 3-month LIBOR + 0.600%, 2.738%, 12/01/2020(d)	130,419

	Media Entertainment – 0.4%
100,000	CBS Corp., 2.900%, 6/01/2023	101,382
25,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	25,294

		126,676

	Metals & Mining – 0.4%
70,000	ArcelorMittal, 3.600%, 7/16/2024	70,713
40,000	Commercial Metals Co., 5.750%, 4/15/2026	41,000
20,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	20,979

		132,692

	Midstream – 2.2%
65,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 1/15/2028, 144A	53,950
80,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	80,553
145,000	Enbridge Energy Partners LP, 4.375%, 10/15/2020	148,035
135,000	EQM Midstream Partners LP, Series 5Y, 4.750%, 7/15/2023	135,416
85,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	87,194
25,000	MPLX LP, 3-month LIBOR + 0.900%, 3.002%, 9/09/2021(d)	25,083

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – continued
$120,000	MPLX LP, 3.375%, 3/15/2023	$123,185
25,000	ONEOK, Inc., 3.400%, 9/01/2029	24,835

		678,251

	Natural Gas – 0.7%
120,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023	124,625
85,000	Sempra Energy, 1.625%, 10/07/2019	84,992

		209,617

	Non-Agency Commercial Mortgage-Backed Securities – 0.7%
196,223	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(a)	200,017

	Pharmaceuticals – 1.6%
150,000	Amgen, Inc., 2.200%, 5/11/2020(a)	149,961
135,000	AstraZeneca PLC, 3.500%, 8/17/2023(a)	141,051
60,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	61,370
10,000	Bristol-Myers Squibb Co., 2.000%, 8/01/2022	9,996
45,000	Celgene Corp., 3.550%, 8/15/2022	46,669
60,000	Pfizer, Inc., 3.200%, 9/15/2023(a)	62,838

		471,885

	Property & Casualty Insurance – 0.8%
80,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 2.734%, 3/29/2023(d)	80,144
25,000	Assurant, Inc., 4.200%, 9/27/2023	26,149
40,000	Enstar Group Ltd., 4.950%, 6/01/2029	42,230
70,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	71,117
25,000	Willis North America, Inc., 2.950%, 9/15/2029	24,606

		244,246

	Refining – 0.3%
85,000	Phillips 66, 3-month LIBOR + 0.600%, 2.732%, 2/26/2021(d)	85,004

	REITs – Diversified – 0.8%
125,000	Digital Realty Trust LP, 2.750%, 2/01/2023	126,260

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs – Diversified – continued
$100,000	iStar, Inc., 4.625%, 9/15/2020	$101,219

		227,479

	REITs – Health Care – 0.1%
25,000	Sabra Health Care LP/Sabra Capital Corp., 4.800%, 6/01/2024	26,380

	REITs – Hotels – 0.3%
105,000	Service Properties Trust, 4.750%, 10/01/2026	105,610

	REITs – Mortgage – 0.1%
35,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	35,131

	REITs – Office Property – 0.1%
20,000	Alexandria Real Estate Equities, Inc., 2.750%, 12/15/2029	19,711

	REITs – Regional Malls – 0.7%
95,000	Simon Property Group LP, 2.000%, 9/13/2024	94,076
125,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	127,011

		221,087

	REITs – Single Tenant – 0.2%
70,000	Spirit Realty LP, 3.400%, 1/15/2030	69,485

	Retailers – 1.0%
110,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	110,736
55,000	Dollar Tree, Inc., 3-month LIBOR + 0.700%, 3.003%, 4/17/2020(d)	55,010
130,000	Home Depot, Inc. (The), 3.250%, 3/01/2022(a)	134,437

		300,183

	Technology – 4.3%
90,000	Analog Devices, Inc., 2.850%, 3/12/2020	90,324
70,000	Broadcom, Inc., 3.125%, 4/15/2021, 144A	70,672
125,000	Fidelity National Information Services, Inc., 2.250%, 8/15/2021	125,173
70,000	Flex Ltd., 4.875%, 6/15/2029	73,482
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	106,591
180,000	Global Payments, Inc., 2.650%, 2/15/2025	180,833

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$130,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	$129,998
150,000	Hewlett Packard Enterprise Co., 3-month LIBOR + 0.680%, 2.807%, 3/12/2021(d)	150,294
110,000	IBM Credit LLC, 2.650%, 2/05/2021(a)	110,977
135,000	IBM Credit LLC, 3.600%, 11/30/2021(a)	139,503
70,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	73,369
20,000	Microchip Technologies, Inc., 3.922%, 6/01/2021	20,428
20,000	Seagate HDD Cayman, 4.875%, 3/01/2024	21,008
10,000	Texas Instruments, Inc., 2.250%, 9/04/2029	9,845

		1,302,497

	Tobacco – 0.8%
95,000	Altria Group, Inc., 3.800%, 2/14/2024(a)	99,310
150,000	BAT Capital Corp., 2.789%, 9/06/2024	148,702

		248,012

	Transportation Services – 1.1%
60,000	FedEx Corp., 3.400%, 1/14/2022	61,519
100,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	102,318
80,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	84,660
30,000	Ryder System, Inc., MTN, 2.875%, 6/01/2022	30,479
25,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	26,228
35,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	37,122

		342,326

	Treasuries – 12.7%
460,000	U.S. Treasury Note, 1.250%, 8/31/2024	453,549
1,140,000	U.S. Treasury Note, 1.500%, 8/15/2022	1,137,373
2,260,000	U.S. Treasury Note, 1.750%, 7/15/2022	2,268,916

		3,859,838

	Wirelines – 1.0%
135,000	Orange S.A., 1.625%, 11/03/2019	134,901

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$160,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.258%, 5/15/2025(a)(d)	$162,473

		297,374

	Total Bonds and Notes (Identified Cost $29,754,304)	30,102,999

Short-Term Investments – 0.4%
128,783	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $128,786 on 10/01/2019 collateralized by $125,000 U.S. Treasury Note, 2.625% due 1/31/2026 valued at $133,172 including accrued interest(e) (Identified Cost $128,783)	128,783

	Total Investments – 99.7% (Identified Cost $29,883,087)	30,231,782
	Other assets less liabilities – 0.3%	76,170

	Net Assets – 100.0%	$30,307,952

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Fair valued by the Fund’s adviser. At September 30, 2019, the value of these securities amounted to $109,672 or 0.4% of net assets.
(d)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of Rule 144A holdings amounted to $5,770,507 or 19.0% of net assets.
ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/31/2019	29	$6,264,053	$6,249,500	$(14,553)

At September 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	12/31/2019	20	$2,395,158	$2,382,969	$12,189
10 Year U.S. Treasury Note	12/19/2019	14	1,840,816	1,824,375	16,441

Total					$28,630

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$3,196,462	$85,000	(a)	$3,281,462
Collateralized Mortgage Obligations	—	1,343,495	24,672	(a)	1,368,167
All Other Bonds and Notes*	—	25,453,370	—		25,453,370

Total Bonds and Notes	—	29,993,327	109,672		30,102,999

Short-Term Investments	—	128,783	—		128,783

Total Investments	—	30,122,110	109,672		30,231,782

Futures Contracts (unrealized appreciation)	28,630	—	—		28,630

Total	$28,630	$30,122,110	$109,672		$30,260,412

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(14,553)	$—	$—	$(14,553)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or September 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2019
Bonds and Notes
ABS Car Loan	$—	$—	$—	$12	$84,988	$—	$—	$—	$85,000	$12
Collateralized Mortgage Obligations	—	—	25	(200)	—	(38,811)	63,658	—	24,672	(200)

Total	$—	$—	$25	$(188)	$84,988	$(38,811)	$63,658	$—	$109,672	$(188)

A debt security valued at $63,658was transferred from Level 2 to Level 3 during the period ended September 30, 2019. At December 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2019, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2019:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$28,630

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(14,553)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2019:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$35,000	$ 35,000

Industry Summary at September 30, 2019 (Unaudited)

Banking	15.2%
Treasuries	12.7
ABS Car Loan	10.8
Electric	6.1
Automotive	6.0
Collateralized Mortgage Obligations	4.5
Technology	4.3
Life Insurance	4.0
ABS Credit Card	3.3
Healthcare	3.1
Finance Companies	2.4
Midstream	2.2
Other Investments, less than 2% each	24.7
Short-Term Investments	0.4

Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3

Net Assets	100.0%